UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21869
Highland Credit Strategies Fund

(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: December 31
Date of reporting period: September 30, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2011	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
US Senior Loans (a) - 75.4%
AEROSPACE - 8.5%
	Delta Air Lines, Inc.
	New Term Loan,
1,965,125	4.25%, 03/07/16	1,807,915
	Term Loan,
9,975,000	5.50%, 04/20/17	9,445,078
	Term Loan Equipment Notes,
6,450,719	3.87%, 09/29/12 (b)	6,128,183
	Hawker Beechcraft Acquisition Co. LLC
	Series A New Term Loan,
1,441,714	10.50%, 03/26/14	1,257,896
	IAP Worldwide Services, Inc.
	Second Lien Term Loan,
2,209,671	13.50%, 06/28/13	2,317,393
	TransDigm, Inc.
	First Lien Term Loan, 4.00%,
5,756,500	02/14/17	5,643,154
	US Airways Group, Inc.
12,772,736	Term Loan, 2.74%, 03/21/14	10,896,740

		37,496,359

BROADCASTING - 12.1%
	ComCorp Broadcasting, Inc.
	Revolving Loan,
3,584,549	9.00%, 10/03/12 (c) (d)	3,295,993
	Term Loan,
35,860,392	9.00%, 04/03/13 (c) (d)	32,973,630
	Cumulus Media Holdings, Inc.
	First Lien Term Loan,
6,000,000	5.75%, 09/16/18 (b)	5,666,250
	Second Lien Term Loan,
1,500,000	7.50%, 03/18/19	1,422,187
	Entercom Radio LLC
1,383,431	Term A Loan, 1.36%, 06/30/12	1,327,748
	Raycom TV Broadcasting, LLC
	Tranche B Term Loan, 4.50%,
1,745,625	05/31/17	1,658,344
	Univision Communications, Inc.
	Extended First Lien Term
7,910,125	Loan, 4.49%, 03/31/17	6,676,383
	Young Broadcasting Holding Co., Inc.
490,186	Term Loan, 8.00%, 06/30/15	484,368

		53,504,903

CABLE/WIRELESS VIDEO - 2.1%
	Broadstripe, LLC
	DIP Revolver,
1,564,215	7.25%, 12/31/11 (c) (e)	1,559,523
14,151,375	First Lien Term Loan (c) (f)	5,588,378
1,428,203	Revolver (c) (f)	563,997
	WideOpenWest Finance, LLC.
	Series A New Term Loan,
1,765,809	6.72%, 06/30/14	1,701,798

		9,413,696

CHEMICALS - 1.4%
	W.R. Grace & Co.
1,597,107	5 Year Revolver (f)	2,979,602
1,597,107	Revolving Credit Loan (f)	2,979,602

		5,959,204

DIVERSIFIED MEDIA - 3.4%
	Cengage Learning Acquisitions, Inc.
10,798,355	Term Loan, 2.49%, 07/03/14	8,490,207
	Cydcor, Inc.
	First Lien Tranche B Term Loan,
3,672,139	9.00%, 02/05/13	3,571,155
	Second Lien Tranche B Term Loan,
3,000,000	12.00%, 02/05/14 (c)	2,927,100

		14,988,462

ENERGY - 0.9%
	Alon USA Energy, Inc.
	Edington Facility,
210,556	2.56%, 08/05/13	189,763
	Paramount Facility,
1,684,444	2.55%, 08/05/13	1,518,106
	Big West Oil, LLC
1,563,789	Term Loan, 7.00%, 03/31/16	1,559,880
	Walter Energy Inc.
738,150	Term Loan B, 4.00%, 04/02/18	715,544

		3,983,293

FINANCIAL - 1.9%
	Nuveen Investments, Inc.
	Non-Extended First Lien Term Loan,
2,536,380	3.32%, 11/13/14	2,327,128
	Second Lien Term Loan,
5,750,000	12.50%, 07/31/15 (g)	5,922,529

		8,249,657

FOOD/TOBACCO - 3.9%
	Burger King Corp.
	Tranche B Term Loan, 4.50%,
992,500	10/19/16	960,929
	Dean Foods Co.
	2016 Tranche B Term Loan,
992,462	3.37%, 04/02/16	944,353
	2017 Tranche B Term Loan,
992,462	3.51%, 04/02/17	949,042
	DS Waters of America, Inc.
1,793,889	Term Loan, 2.49%, 10/29/12	1,666,263
	DSW Holdings, Inc.
7,000,000	Term Loan, 4.24%, 03/02/12	6,428,345
	OSI Restaurant Partners, LLC
	Pre-Funded RC Loan,
331,476	0.16%, 06/14/13	309,557
	Term Loan,
3,398,206	2.56%, 06/14/14	3,173,500
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2011	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)
FOOD/TOBACCO (continued)
	WM. Bolthouse Farms, Inc.
	Second Lien Term Loan,
3,000,000	9.50%, 08/11/16	2,949,375

		17,381,364

FOREST PRODUCTS/CONTAINERS - 1.0%
	Consolidated Container Co., LLC
	Second Lien Term Loan,
4,000,000	5.75%, 09/28/14	3,293,340
	NewPage Corp.
1,000,000	DIP Term Loan, 03/08/13 (b)	998,125

		4,291,465

GAMING/LEISURE - 3.3%
	Ginn LA Conduit Lender, Inc.
	First Lien Tranche A
3,937,249	Credit-Linked Deposit (f)	305,137
8,438,203	First Lien Tranche B Term Loan (f)	653,961
	Harrah’s Las Vegas Propco, LLC
3,000,000	Senior Loan, 02/13/13 (b)	2,113,740
	LLV Holdco, LLC
	Exit Revolving Loan, 15.00%,
5,654,371	12/31/12 (d) (e) (g)	5,597,827
	VML US Finance, LLC
	Term B Delayed Draw Project Loan,
2,156,725	4.74%, 05/25/12	2,147,580
	Term B Funded Project Loan,
3,733,855	4.74%, 05/27/13	3,718,023
	WAICCS Las Vegas 3 LLC
7,000,000	Second Lien Term Loan (f)	35,000

		14,571,268

HEALTHCARE - 2.6%
	DaVita, Inc.
	Tranche B Term Loan, 4.50%,
2,183,500	10/20/16	2,163,030
	Emergency Medical Services Corp.
	Initial Term Loan, 5.25%,
6,965,000	05/25/18	6,649,625
	Immucor, Inc.
1,500,000	Term B Loan, 7.25%, 08/19/18	1,482,375
	Universal Health Services, Inc.
	Tranche B Term Loan 2011,
991,864	4.00%, 11/15/16	965,649

		11,260,679

HOUSING (f) - 0.4%
	LBREP/L-Suncal Master I, LLC
3,190,581	First Lien Term Loan	685,975
	Westgate Investments, LLC
9,096,165	Senior Secured Loan	892,642
2,762,777	Senior Unsecured Loan	44,926
5,234,133	Third Lien Term Loan	15,718

		1,639,261

INFORMATION TECHNOLOGY - 6.1%
	Avaya Inc.
	Term Loan B-3, 4.81%,
7,935,028	10/26/17	6,764,611
	Commscope, Inc.
2,875,550	Term Loan, 5.00%, 01/14/18	2,829,728
	Dealer Computer Services, Inc.
	Tranche B Term Loan, 3.75%,
1,496,250	04/21/18	1,468,943
	Kronos, Inc.
	Second Lien Term Loan,
4,000,000	6.12%, 06/11/15	3,790,000
	Vertafore, Inc.
	Lien Term Loan,
7,495,401	5.25%, 07/29/16	7,237,784
	Second Lien Term Loan,
5,000,000	9.75%, 10/29/17	4,812,500

		26,903,566

MANUFACTURING - 2.1%
	Goodman Global, Inc.
	Initial First Lien Term Loan,
4,938,082	5.75%, 10/28/16	4,900,455
	Terex Corp.
	U.S. Term Loan, 5.50%,
1,000,000	04/28/17	984,125
	Tomkins, LLC / Tomkins, Inc.
	Term Loan B-1, 4.25%,
3,327,681	09/29/16	3,275,702

		9,160,282

RETAIL - 6.3%
	Academy, Ltd.
	Initial Term Loan, 6.00%,
1,000,000	08/03/18	959,375
	Burlington Coat Warehouse Corp.
1,876,250	Term Loan B, 6.25%, 02/23/17	1,800,131
	Guitar Center, Inc.
	Extended Term Loan, 5.62%,
6,334,043	04/09/17	5,609,587
	Gymboree Corporation.
2,530,875	Term Loan, 5.00%, 02/23/18	2,264,779
	J. Crew Group, Inc.
4,089,750	Term Loan, 4.75%, 03/07/18	3,650,102
	Michaels Stores, Inc.
	B-2 Term Loan, 4.80%,
6,420,083	07/31/16	6,150,600
	Neiman Marcus Group Inc.
4,500,000	Term Loan, 4.75%, 05/16/18	4,173,120
	Spirit Finance Corp.
3,547,533	Term C Loan, 3.43%, 08/01/13	3,166,173

		27,773,867

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2011	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)
SERVICE - 5.4%
	Advantage Sales & Marketing, Inc.
	First Lien Term Loan, 5.25%,
992,500	12/18/17	959,996
	First Data Corp.
	2018 Dollar Term Loan,
7,500,000	03/26/18 (b)	6,110,962
	Initial Tranche B-1 Term Loan,
4,213,847	2.98%, 09/24/14	3,672,641
	Sabre, Inc.
	Initial Term Loan,
15,233,118	2.24%, 09/30/14	12,833,902

		23,577,501

TELECOMMUNICATIONS - 7.4%
	FairPoint Communications, Inc.
9,314,016	Term Loan, 6.50%, 01/22/16	7,367,386
	Getty Images, Inc.
	Initial Term Loan, 5.25%,
333,283	11/07/16	331,618
	Level 3 Financing, Inc.
	Tranche A Term Loan,
5,611,000	2.50%, 03/13/14	5,251,896
	MetroPCS Wireless, Inc.
	Tranche B-3 Term Loan,
9,925,083	4.00%, 03/19/18	9,545,449
	Syniverse Technologies, Inc.
1,786,500	Term Loan, 5.25%, 12/21/17	1,764,169
	TWCC Holding Corp.
4,864,567	Term Loan, 4.25%, 02/11/17	4,818,986
	U.S. Telepacific Corp.
	Term Loan Advance, 5.75%,
3,633,631	02/23/17	3,484,889

		32,564,393

TRANSPORTATION - AUTOMOTIVE - 2.6%
	Allison Transmission, Inc.
4,851,535	Term Loan, 2.98%, 08/07/14	4,590,013
	Delphi Corp.
	Tranche B Term Loan,
1,914,474	3.50%, 03/31/17	1,897,722
	Federal-Mogul Corp.
	Tranche B Term Loan,
2,834,372	2.16%, 12/29/14	2,618,251
	Tranche C Term Loan,
1,446,108	2.17%, 12/28/15	1,335,842
	Key Safety Systems, Inc.
	First Lien Term Loan, 2.49%,
1,176,107	03/08/14	1,070,257

		11,512,085

TRANSPORTATION - LAND TRANSPORTATION - 0.7%
	New Century Transportation, Inc.
1,678,512	Term Loan, 14.23%, 08/14/12	1,174,959
	SIRVA Worldwide, Inc.
	Second Lien Term Loan, PIK,
3,720,713	10.00%, 05/12/15	2,139,410

		3,314,369

UTILITY - 3.3%
	GBGH, LLC
	First Lien Term Loan,
1,982,379	06/09/13 (c) (f)	162,753
	Texas Competitive Electric
	Holdings Company, LLC
	Extended Term Loan 2017
21,329,417	Term Loan, 4.75%, 10/10/17 (b)	14,314,065

		14,476,818

	Total US Senior Loans (Cost $390,745,911)	332,022,492

Principal Amount
Foreign Denominated or Domiciled Senior Loans (a) - 11.1%

AUSTRALIA - 2.1%
AUD
	SMG H5 Pty., Ltd.
	Facility A Term Loan,
9,734,302	6.47%, 12/24/12	9,176,964

CANADA - 2.0%
USD
	CCS, Inc.
9,873,248	Term Loan, 3.37%, 11/14/14	8,772,825

IRELAND - 0.7%
USD
	SSI Investments II Ltd.
2,935,159	Term Loan, 6.50%, 05/26/17	2,900,920

NETHERLANDS - 1.0%
EUR
	Harko C.V.
	Term B Dollar Loan,
500,000	5.75%, 08/02/17	497,502
	Sensata Technology BV
3,937,132	Term Loan, 4.00%, 05/12/18	3,840,555

		4,338,057

SAINT LUCIA - 0.1%
USD
	Digicel International Finance, Ltd.
	Tranche A — T&T,
700,336	2.88%, 09/30/12	697,710

UNITED KINGDOM - 5.2%
GBP
	Henson No. 4 Ltd.
	Facility BFacility B,
2,500,000	01/24/14 (b)	2,458,406
	Facility C,
2,500,000	01/26/15 (b)	2,477,879
	Ineos Holdings Ltd.
	Term B1 Facility,
6,538,886	7.50%, 12/16/13 (b)	8,550,771
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2011	Highland Credit Strategies Fund

Principal Amount		Value ($)
Foreign Denominated or Domiciled Senior Loans (continued)

UNITED KINGDOM GBP (continued)
	Term C1 Facility,
7,202,591	8.00%, 12/16/14 (b)	9,467,003

		22,954,059

	Total Foreign Denominated or Domiciled Senior Loans (Cost $49,547,623)	48,840,535

Principal Amount ($)
US Asset-Backed Securities (h) - 10.2%
	ABCLO, Ltd.
	Series 2007-1A, Class C,
2,000,000	2.10%, 04/15/21 (i)	1,382,964
	ACA CLO, Ltd.
	Series 2006-2A, Class B,
4,000,000	0.97%, 01/20/21 (i)	3,063,328
	Series 2007-1A, Class D,
2,000,000	2.60%, 06/15/22 (i)	1,230,000
	Babson CLO, Ltd.
	Series 2007-2A, Class D,
1,000,000	1.95%, 04/15/21 (i)	687,550
	Bluemountain CLO, Ltd.
	Series 2007-3A, Class D,
1,000,000	1.75%, 03/17/21 (i)	657,162
	Cent CDO, Ltd.
	Series 2007-15A, Class C,
2,000,000	2.59%, 03/11/21 (i)	1,301,120
	Columbus Nova CLO, Ltd.
	Series 2007- 1A, Class D,
2,000,000	1.64%, 05/16/19 (i)	1,328,638
	Commercial Industrial Finance Corp.
	Series 2006-1BA, Class B2L,
1,000,000	4.36%, 12/22/20	665,200
	Series 2006-2A, Class B2L,
962,970	4.33%, 03/01/21 (i)	652,990
	Cornerstone CLO, Ltd.
	Series 2007-1A, Class C,
2,500,000	2.65%, 07/15/21 (i)	1,507,000
	Goldman Sachs Asset
	Management CLO PLC
	Series 2007-1A, Class D,
4,000,000	3.00%, 08/01/22 (i)	2,660,000
	Series 2007-1A, Class E,
847,661	5.25%, 08/01/22 (i)	555,218
	Greywolf CLO, Ltd
	Series 2007-1A, Class D,
1,000,000	1.79%, 02/18/21 (i)	615,950
	Series 2007-1A, Class E,
814,466	4.24%, 02/18/21 (i)	549,765
	GSC Partners CDO Fund, Ltd.
	Series 2007-8A, Class C,
3,000,000	1.72%, 04/17/21 (i)	1,681,140
	Gulf Stream Sextant CLO, Ltd.
	Series 2007-1A, Class D,
1,000,000	2.75%, 06/17/21 (i)	630,000

Principal Amount($)		Value ($)
	Hillmark Funding
	Series 2006-1A, Class C,
2,000,000	2.00%, 05/21/21 (i)	1,260,100
	Series 2006-1A, Class D,
612,103	3.90%, 05/21/21 (i)	381,646
	Inwood Park CDO, Ltd.
	Series 2006-1A, Class C,
1,000,000	0.95%, 01/20/21 (i)	727,500
	Series 2006-1A, Class D,
1,000,000	1.65%, 01/20/21 (i)	600,000
	Limerock CLO
	Series 2007-1A, Class D,
2,000,000	3.60%, 04/24/23 (i)	1,192,000
	Madison Park Funding Ltd.
	Series 2007-5A, Class C,
2,000,000	1.76%, 02/26/21 (i)	1,257,620
	Series 2007-5A, Class D,
1,500,000	3.81%, 02/26/21 (i)	926,820
	Marquette US/European CLO, PLC
	Series 2006-1A, Class D1,
1,000,000	2.00%, 07/15/20 (i)	619,500
	Navigator CDO, Ltd.
	Series 2006-2A, Class D,
835,038	3.85%, 09/20/20 (i)	492,196
	Ocean Trails CLO
	Series 2006-1A, Class D,
1,000,000	4.00%, 10/12/20 (i)	651,300
	Series 2007-2A, Class C,
2,500,000	2.60%, 06/27/22 (i)	1,635,000
	PPM Grayhawk CLO, Ltd.
	Series 2007-1A, Class C,
1,000,000	1.65%, 04/18/21 (i)	632,857
	Series 2007-1A, Class D,
826,734	3.85%, 04/18/21 (i)	504,953
	Primus CLO, Ltd.
	Series 2007-2A, Class D,
5,000,000	2.65%, 07/15/21 (i)	2,965,500
	Series 2007-2A, Class E,
1,889,756	5.00%, 07/15/21 (i)	952,059
	Rampart CLO, Ltd.
	Series 2006-1A, Class C,
4,000,000	1.70%, 04/19/21 (i)	2,530,240
	St. James River CLO, Ltd.
	Series 2007-1A, Class E,
2,287,217	4.64%, 06/11/21 (i)	1,486,691
	Stanfield Daytona CLO, Ltd.
	Series 2007-1A, Class B1L,
1,200,000	1.60%, 04/27/21 (i)	756,120
	Stanfield McLaren CLO, Ltd.
	Series 2007-1A, Class B1L,
4,000,000	2.72%, 02/27/21 (i)	2,614,000
	Stone Tower CLO, Ltd.
	Series 2007-6A, Class C,
2,000,000	1.60%, 04/17/21 (i)	1,260,000
	Venture CDO, Ltd.
	Series 2007-9A, Class D,
2,000,000	4.40%, 10/12/21 (i)	1,550,148
	Westbrook CLO, Ltd.
	Series 2006-1A, Class D,
1,000,000	2.05%, 12/20/20 (i)	681,900

	Total US Asset-Backed Securities (Cost $49,045,567)	44,846,175

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2011	Highland Credit Strategies Fund

Principal Amount		Value ($)
Foreign Asset-Backed Securities (h) - 1.1%
IRELAND - 1.1%
USD
	Static Loan Funding
	Series 2007-1X, Class D,
2,000,000	6.32%, 07/31/17	2,439,986
	Series 2007-1X, Class E,
2,000,000	8.82%, 07/31/17	2,470,622

	Total Foreign Asset-Backed Securities (Cost $5,710,460)	4,910,608

Principal Amount ($)
Corporate Notes and Bonds - 32.3%
BROADCASTING - 1.1%
	Univision Communications, Inc.
5,000,000	7.88%, 11/01/20 (i)	4,712,500

CHEMICALS - 6.4%
	Lyondell Chemical Co.
7,550,000	11.00%, 05/01/18	8,191,750
	Polyone Corp.
5,000,000	7.38%, 09/15/20	5,037,500
	TPC Group, LLC
15,000,000	8.25%, 10/01/17 (i)	14,737,500

		27,966,750

CONTAINERS, PACKAGING AND GLASS - 1.2%
	Sealed Air Corp.
250,000	8.13%, 09/15/19 (i)	253,125
250,000	8.38%, 09/15/21 (i)	253,125
	Solo Cup Co.
5,000,000	10.50%, 11/01/13	4,975,000

		5,481,250

DIVERSIFIED MEDIA - 0.8%
	AMC Networks, Inc.
250,000	7.75%, 07/15/21 (i)	257,500
	Baker & Taylor, Inc.
4,300,000	11.50%, 07/01/13 (i)	3,268,000

		3,525,500

ENERGY - 2.5%
	Calumet Specialty Products Partners LP
2,785,000	9.38%, 05/01/19 (i)	2,603,975
	Northern Tier Energy LLC
4,000,000	10.50%, 12/01/17 (i)	4,180,000
	Venoco, Inc.
5,000,000	8.88%, 02/15/19 (i)	4,325,000

		11,108,975

FOOD AND DRUG - 0.9%
	Rite Aid Corp.
4,000,000	10.38%, 07/15/16	4,110,000

Principal Amount ($)		Value ($)
FOREST PRODUCTS /CONTAINERS - 1.4%
	Appleton Papers, Inc.
6,000,000	10.50%, 06/15/15 (i)	5,910,000
	Darling International, Inc.
250,000	8.50%, 12/15/18	270,625
	NewPage Holding Corp., PIK
381,967	7.43%, 11/01/13 (f) (h)	2,101

		6,182,726

HEALTHCARE - 10.0%
	Azithromycin Royalty Sub LLC
15,000,000	16.00%, 05/15/19 (i)	13,800,000
67,236,543	Celtic Pharma Phinco B.V. (c) (f) (i)	16,128,766
	Pharma IV (Eszopiclone)
1,100,682	12.00%, 06/30/14 (i)	1,078,669
	TCD Pharma
15,462,336	16.00%, 04/15/24 (i)	13,142,986

		44,150,421

INFORMATION TECHNOLOGY - 2.5%
	Avaya, Inc.
4,000,000	7.00%, 04/01/19 (i)	3,420,000
	Commscope, Inc.
3,000,000	8.25%, 01/15/19 (i)	2,940,000
	Freescale Semiconductor, Inc.
4,422,000	10.13%, 03/15/18 (i)	4,620,990
	New Holding, Inc.
357,689	15.00%, 03/12/13 (c)	239,222

		11,220,212

RETAIL - 0.1%
	Academy Ltd.
250,000	9.25%, 08/01/19 (i)	233,750

SERVICE - 1.1%
	Travelport LLC
7,000,000	9.88%, 09/01/14	4,620,000

TELECOMMUNICATIONS - 0.7%
	MetroPCS Wireless, Inc.
3,115,000	7.88%, 09/01/18	3,037,125

TRANSPORTATION - 1.9%
	Dana Holding Corp.
2,500,000	6.50%, 02/15/19	2,387,500
2,500,000	6.75%, 02/15/21	2,387,500
	Visteon Corp.
4,000,000	6.75%, 04/15/19 (i)	3,620,000

		8,395,000

TRANSPORTATION - AUTOMOTIVE - 0.5%
	DPH Holdings Corp.
3,750,000	05/01/12 (f)	65,625
3,933,000	06/15/12 (f)	68,827
8,334,000	05/01/29 (f) (j)	145,845
1,000,000	5.88%, 05/15/19 (i)	935,000
1,000,000	6.13%, 05/15/21 (i)	935,000

		2,150,297

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2011	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)
Corporate Notes and Bonds (continued)
UTILITY - 1.2%
	Calpine Corp.
3,000,000	7.25%, 10/15/17 (i)	2,910,000
	Texas Competitive Electric
	Holdings Co. LLC
3,000,000	11.50%, 10/01/20 (i)	2,415,000

		5,325,000

	Total Corporate Notes and Bonds (Cost $204,131,046)	142,219,506

Shares
Common Stocks (k) - 15.0%
AEROSPACE - 0.0%
3,976	Delta Air Lines, Inc.	29,820

BROADCASTING - 0.1%
2,010,616	Communications Corp. of America (c) (d)	—
220	Young Broadcasting Holding Co., Inc., Class A	580,250

		580,250

DIVERSIFIED MEDIA - 1.4%
1,000,000	Adelphia Recovery Trust	6,000
46,601	American Banknote Corp. (c)	466,010
3,565	Endurance Business Media, Inc., Class A	39,213
45,168	Fairpoint Communications, Inc.	194,222
18,000	Gray Television, Inc., Class A	25,200
308,875	Metro-Goldwyn-Mayer, Inc., Class A	5,656,428

		6,387,073

GAMING/LEISURE (c) (d) - 1.4%
	LLV Holdco, LLC — Litigation
13	Trust Units	—
	LLV Holdco, LLC — Series A
26,712	Membership Interest	6,135,113
	LLV Holdco, LLC — Series B
144	Membership Interest	33,097

		6,168,210

HEALTHCARE - 10.0%
24,000,000	Genesys Ventures IA, LP (d) (c)	43,920,000

INFORMATION TECHNOLOGY - 0.1%
48,210	Magnachip Semiconductor Corp.	323,970
9,342	New Holding, Inc. (c)	—

		323,970

METALS/MINERALS - 0.3%
3,353	Euramax International, Inc.	1,110,681

SERVICE - 0.5%
200,964	Safety-Kleen Systems, Inc.	2,311,090

Shares		Value ($)
UTILITY - 0.0%
81,194	Entegra TC LLC	48,716
4,365	GBGH, LLC (c)	—

		48,716

WIRELESS COMMUNICATIONS - 1.2%
2,260,529	Pendrell Corp.	5,086,190

	Total Common Stocks (Cost $182,830,232)	65,966,000

Preferred Stocks (k) - 1.1%
4,464,284	Dfine, Inc., Series D (c)	2,260,267
2,647,663	Dfine, Inc., Series E (c)	1,340,512
5,071,255	Dfine, Inc., Series F (c)	1,521,377

	Total Preferred Stocks (Cost $13,790,170)	5,122,156

Units
Warrants (k) - 0.5%
1,271	GBGH LLC, expires 06/09/14 (c)	—
	IAP Worldwide Services, Inc.,
49,317	Series A, expires 06/12/15 (c)	358,041
	IAP Worldwide Services, Inc.,
14,444	Series B, expires 06/12/15 (c)	16,033
	IAP Worldwide Services, Inc.,
7,312	Series C, expires 06/12/15 (c)	—
602	LLV Holdco, LLC, Series C, expires 07/15/15 (c) (d)	—
828	LLV Holdco, LLC, Series D, expires 07/15/15 (c) (d)	—
925	LLV Holdco, LLC, Series E, expires 07/15/15 (c) (d)	—
1,041	LLV Holdco, LLC, Series F, expires 07/15/15 (c) (d)	—
1,179	LLV Holdco, LLC, Series G, expires 07/15/15 (c) (d)	—
643,777	Microvision, Inc., expires 07/23/13	135,193
597	Young Broadcasting Holding Co., Inc., expires 12/24/24	1,574,588

	Total Warrants (Cost $1,189,391)	2,083,855

Total Investments - 146.7% (Cost of $896,990,400) (l)		646,011,327

Other Assets & Liabilities, Net - (46.7)%		(205,735,258)

Net Assets applicable to Common Shareholders - 100.0%		$440,276,069

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2011	Highland Credit Strategies Fund

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests, generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified by footnote (g), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at September 30, 2011. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.

(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”) or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $119,489,812, or 27.1% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2011.

(d)	Affiliated issuers. Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following companies as of September 30, 2011:

	Par Value at	Shares at	Market Value
	September	September 30,	December 31,	September 30,
	30, 2011	2011	2010	2011

ComCorp Broadcasting, Inc. (Senior Loans)*	$39,444,941	—	$35,887,007	$36,269,623

Communications Corp of America (Common Stock)	—	2,010,616	—	—

Genesys Ventures IA, LP (Common Stock)	—	24,000,000	47,040,000	43,920,000

LLV Holdco, LLC (Senior Loans)	5,654,371	—	2,602,887	5,597,827

LLV Holdco, LLC — Series A Membership Interest (Common Stock)	—	26,712	10,021,113	6,135,113

LLV Holdco, LLC — Series B Membership Interest (Common Stock)	—	144	412,142	33,097

LLV Holdco, LLC — Litigation Trust Units (Common Stock)	—	13	—	—

LLV Holdco, LLC — Series C Membership Interest (Warrants)	—	602	—	—

LLV Holdco, LLC — Series D Membership Interest (Warrants)	—	828	—	—

LLV Holdco, LLC — Series E Membership Interest (Warrants)	—	925	—	—

LLV Holdco, LLC — Series F Membership Interest (Warrants)	—	1,041	—	—

LLV Holdco, LLC — Series G Membership Interest (Warrants)	—	1,179	—	—

	$45,099,312	26,042,060	$95,963,149	$91,955,660

*	Company is a wholly owned subsidiary of Communications Corp. of America.

(e)	Senior Loan assets have additional unfunded loan commitments. As of September 30, 2011, the Fund had unfunded loan commitments, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

Unfunded Loan
Borrower	Commitment

Broadstripe, LLC	$754,422
LLV Holdco, LLC	1,660,437
Sorenson Communications, Inc.	2,000,000

$4,414,859

(f)	The issuer is in default of its payment obligation. Income is not being accrued.

(g)	Fixed rate senior loan.

(h)	Floating rate asset. The interest rate shown reflects the rate in effect at September 30, 2011.

(i)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At September 30, 2011, these securities amounted to $150,861,861 or 34.3% of net assets.

(j)	Securities (or a portion of securities) on loan. As of September 30, 2011, the market value of securities loaned was $5,800. The loaned securities were secured with cash collateral of $13,427.

(k)	Non-income producing security.
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of September 30, 2011	Highland Credit Strategies Fund

(l)	Cost for U.S. federal income tax purposes is identical to book basis. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$25,949,472
Gross unrealized depreciation	(276,928,545)

Net unrealized depreciation	$(250,979,073)

AUD	Australian Dollar

EUR	Euro Currency

GBP	Great Britain Pound

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

CSF	Credit Suisse First Boston

DIP	Debtor-in-Possession

PIK	Payment-in-Kind

PNC	PNC Financial Services
Foreign Denominated or Domiciled Senior Loans &
Foreign Asset Backed Securities Industry
Concentration Table:
(% of Net Assets)

Chemicals — Commodity & Fertilizer	4.2%
Diversified Media	2.9%
Financial	1.1%
Information Technology	0.7%
Retail	1.1%
Service	2.0%
Telecommunications	0.2%

Total	12.2%

Forward foreign currency contracts outstanding as of September 30, 2011 were as follows:

			Principal
Contracts			Amount		Net
to Buy or		Counter-	Covered by		Unrealized
to Sell	Currency	party	Contracts	Expiration	Appreciation*

Sell	AUD	CSF	9,165,258	10/14/11	$567,004
Sell	EUR	CSF	2,640,000	11/10/11	184,258
Sell	EUR	PNC	10,346,000	02/06/12	850,612

					$1,601,874

*	The primary risk exposure is foreign exchange contracts. See Notes to Investment Portfolio.
See accompanying Notes to Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO

As of September 30, 2011 (unaudited)	Highland Credit Strategies Fund
Security Valuation
In computing the Fund’s net assets attributable to common shares, securities with readily available market quotations use those quotations for valuation. Securities where there are no readily available market quotations will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management, L.P. (the “Investment Adviser”) has determined generally has the capability to provide appropriate pricing services and has been approved by the Board.
Securities for which market quotations are not readily available, for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (including when events materially affect the value of securities that occur between the time when market price is determined and calculation of the Fund’s net asset value (“NAV”)), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.
There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premiums and accretion of discounts. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
Forward Foreign Currency Contracts
In order to minimize the movement in NAV resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund is authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time the contract is entered into. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time.
The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Upon entering into such contracts, daily fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by the Fund. At the expiration of the contracts the Fund realizes the gain or loss. Upon entering into such contracts, the Fund bears the risk of exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the forward contracts and may realize a loss. Forwards involve counterparty credit risk to the Fund because the forwards are not exchange traded, and there is no clearinghouse to guarantee forwards against default. During the nine months ended September 30, 2011, the value of forward foreign currency contracts opened was AUD 9,165,258 and EUR 12,986,000 and the closed value were AUD 13,574,046 and EUR 46,015,529.
Fair Value Measurements:
The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:
Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

NOTES TO INVESTMENT PORTFOLIO (continued)

As of September 30, 2011 (unaudited)	Highland Credit Strategies Fund
As of September 30, 2011, the Fund’s investments consisted of senior loans, corporate notes and bonds, asset-backed securities common stock, preferred stock and warrants. The fair value of the Fund’s loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans and bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the value are not readily observable.
The fair value of the Fund’s common stocks, preferred stocks and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classifie as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable
For investments which do not have readily available quotations or are not priced by a pricing service or broker, the Fund will determin the investments fair value, as determined by the Board or its designee in accordance with procedures approved the Board, taking int account relevant factors. These factors include: 1) fundamental analytical data relating to the investment, 2) the nature and duration o restrictions on disposition of the securities and 3) an evaluation of the forces that influence the market in which the investment purchased and sold.
At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including b not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party service and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 asset and liabilities on a quarterly basis for changes in listings or delistings on national exchanges
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fai value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise les liquid than publicly traded securities
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in thos securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value the Fund’s assets as of September 30, 2011 are as follows

			Level 2	Level 3
		Level 1	Significant	Significant
	Total Value at	Quoted	Observable	Unobservable
Investments	September 30, 2011	Price	Input	Input
Assets
Common Stocks
Aerospace	$29,820	$29,820	$—	$—
Broadcasting	580,250	—	—	580,250
Diversified Media	6,387,073	225,422	—	6,161,651
Gaming/Leisure	6,168,210	—	—	6,168,210
Healthcare	43,920,000	—	—	43,920,000
Information Technology	323,970	323,970	—	—
Metals/Minerals	1,110,681	—	—	1,110,681
Service	2,311,090	—	—	2,311,090
Utility	48,716	—	—	48,716
Wireless Communication	5,086,190	5,086,190	—	—
Preferred Stocks	5,122,156	—	—	5,122,156
Warrants	2,083,855	135,193	—	1,948,662
Debt
Senior Loans	380,863,027	—	288,195,604	92,667,423
Asset-Backed Securities	49,756,783	—	—	49,756,783
Corporate Debt	142,219,506	—	97,549,566	44,669,940

Other Financial Instruments*
Forward foreign exchange contracts	1,601,874	—	1,601,874	—

Total Assets	647,613,201	5,800,595	387,347,044	254,465,562

Total	$647,613,201	$5,800,595	$387,347,044	$254,465,562

*	Other financial instruments are derivative instruments not reflected in the Investments Portfolio, such as forwards, which are valued at the unrealized appreciation/ (depreciation) on the investment.
The Fund did not have any liabilities that were measured at fair value or level 3 at September 30, 2011

NOTES TO INVESTMENT PORTFOLIO (continued)

As of September 30, 2011 (unaudited)	Highland Credit Strategies Fund
The table below sets forth a summary of changes in the Fund’s Level 3 assets (assets measured at fair value using significan unobservable inputs for the nine months ended September 30, 2011

				Net amortization/
		Transfers	Transfers	(accretion) of	Net	Net
Assets at Fair Value using	Balance as of	into	out of	premium/	realized	unrealized	Net	Net	Balance as of
unobservable inputs (Level 3	December 31, 2011	Level 3	Level 3	(discount)	gains/(losses)	gains/(losses)	purchase *	sales *	September 30, 2011
Common Stocks
Broadcasting	$533,500	$—	$—	$—	$—	$46,750	$—	$—	$580,250
Diversified Media	7,804,243	—	—	—	—	(1,642,592)	—	—	6,161,651
Gaming/Leisure	10,433,255	—	—	—	—	(4,265,971)	926	—	6,168,210
Healthcare	47,040,000	—	—	—	—	(3,120,000)	—	—	43,920,000
Information Technology	536,094	—	(323,970)	—	—	(212,124)	—	—	—
Metals/Minerals	2,463,175	—	—	—	929,247	(802,669)	—	(1,479,072)	1,110,681
Service	2,174,434	—	—	—	—	136,656	—	—	2,311,090
Utility	32,478	—	—	—	—	16,238	—	—	48,716
Preferred Stocks	6,400,753	—	—	—	—	(2,799,974)	—	1,521,377	5,122,156
Warrants	2,357,303	—	—	—	—	(408,641)	—	—	1,948,662
Debt
Senior Loans	88,749,455	—	(4,998,759)	(362,961)	(971,504)	1,325,712	22,999,288	(14,073,808)	92,667,423
Asset-Backed Securities	47,173,078	—	—	40,731	—	2,542,974	—	—	49,756,783
Corporate Debt	62,721,918	—	—	36,648	(2,683,993)	(11,982,490)	2,572,855	(5,994,998)	44,669,940

Total	$278,419,686	$—	$(5,322,729)	$(285,582)	$(2,726,250)	$(21,166,131)	$25,573,069	$(20,026,501)	$254,465,562

*	Includes any applicable borrowings and/ or paydowns made on revolving credit facilities held in the Fund’s Investment Portfolio
The net unrealized gains presented in the table above relates to investments that are still held at September 30, 2011
For the nine months ended September 30, 2011, there were no transfers from Level1 to Level 2
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continue to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the nine months ended September 30, 2011, a net amount of $5,322,729 of the Fund’s portfolio investments were transferred to Level 2 from Level 3. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiate by auditing procedures.
For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities an Exchange Commission.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Highland Credit Strategies Fund

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, Chief Executive Officer and President (principal executive officer)

Date 11/22/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, Chief Executive Officer and President (principal executive officer)

Date 11/22/11

By (Signature and Title)*	/s/ Brian Mitts Brian Mitts, Chief Financial Officer and Treasurer (principal financial officer)

Date 11/22/11

*	Print the name and title of each signing officer under his or her signature.